Condensed financial information of the Company (Condensed Statements of Cash Flows) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 66,481,585	$ 48,496,365	$ 126,356,264
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(2,234,635)	1,691,897	117,188
Stock based compensation expense	3,774,826	2,736,313	427,989
Amortization of deferred financing cost	2,378,767	1,620,695	640,565
Loss on extinguishment of debt	0	9,848,931	0
Other deposits and prepayments	(114,766,016)	(48,556,579)	(50,252,524)
Other current assets	656,158	(138,513)	162,309
Other assets	(4,328,591)	(4,427,986)	(305,640)
Other payable and accrued liabilities	38,869,980	842,663	(40,364,427)
Payroll and welfare payables	5,791,340	(1,142,361)	9,604,240
Accrued interest	0	0	(1,352,000)
Net cash used in operating activities	(4,535,075)	(884,314,436)	(213,324,143)
Cash flows from financing activities:
Proceeds from short-term bank loans	584,233,410	483,446,420	80,831,640
Repayments of short-term bank loans	(576,757,761)	(63,657,978)	(269,462,794)
Proceeds from other long-term debts	485,351,457	175,592,700	608,703,539
Repayment of other long-term debts	(17,854,351)	(122,973,761)	(40,000,000)
Issuance of treasury shares	0	0	32,792,232
Purchase of treasury shares	(3,349,172)	(17,610,787)	(5,767,159)
Dividends to shareholders	(14,751,703)	(15,288,919)	(14,724,740)
Deferred charges	(3,104,812)	(10,649,965)	(9,585,309)
Purchase of shares under RSU plan	(3,259,998)	(7,042,725)	0
Loss on extinguishment of debt	0	(9,848,931)	0
Proceeds from exercise of stock options	48,400	1,080,530	5,060,918
Net cash provided by financing activities	306,282,098	455,065,629	393,912,695
Cash and cash equivalents, at beginning of year	140,494,754	587,119,126	496,204,796
CASH AND CASH EQUIVALENTS, AT END OF YEAR	387,528,092	140,494,754	587,119,126
Parent Company [Member]
Cash flows from operating activities:
Net income	66,482,107	48,515,730	126,356,264
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(135,356,276)	(124,450,842)	(166,737,483)
Accretion of long-term debt	0	0	288,220
Stock based compensation expense	3,326,175	1,912,471	160,549
Amortization of deferred financing cost	2,378,767	1,620,695	640,565
Loss on extinguishment of debt	0	9,848,931	0
Other deposits and prepayments	(615,013)	10,916,056	(12,690,088)
Other current assets	233,446	45,434	(278,908)
Other assets	0	0	98,294
Other payable and accrued liabilities	(521,582)	(737,739)	8,081,370
Payroll and welfare payables	0	(5,149,011)	5,149,011
Accrued interest	0	0	(1,352,000)
Net cash used in operating activities	(64,072,376)	(57,478,275)	(40,284,206)
Cash flows from financing activities:
Changes in due from a subsidiary	(6,809,170)	(140,334,182)	(150,361,777)
Proceeds from short-term bank loans	207,805,203	130,024,345	45,000,000
Repayments of short-term bank loans	(115,603,302)	(35,000,000)	(70,000,000)
Proceeds from other long-term debts	0	0	475,761,009
Repayment of other long-term debts	0	(75,761,009)	(40,000,000)
Issuance of treasury shares	0	0	32,792,232
Purchase of treasury shares	(3,349,172)	(17,610,787)	(5,767,160)
Dividends to shareholders	(14,751,704)	(15,288,919)	(14,724,740)
Deferred charges	(3,104,812)	0	(9,585,309)
Purchase of shares under RSU plan	(3,259,998)	(7,042,725)	0
Loss on extinguishment of debt	0	(9,848,931)	0
Proceeds from exercise of stock options	48,400	1,080,530	5,060,918
Net cash provided by financing activities	60,975,445	(169,781,678)	268,175,173
Net increase/ (decrease) in cash and cash equivalents	(3,096,931)	(227,259,953)	227,890,967
Cash and cash equivalents, at beginning of year	4,392,766	231,652,719	3,761,752
CASH AND CASH EQUIVALENTS, AT END OF YEAR	$ 1,295,835	$ 4,392,766	$ 231,652,719